OTHER NON-CURRENT ASSETS (Details)		Dec. 31, 2019 USD ($)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018 CNY (¥)
OTHER NON-CURRENT ASSETS
Prepayments for land use right				¥ 10,000,000
Others	[1]		¥ 6,522,561	6,805,474
Other non-current assets		$ 936,907	¥ 6,522,561	¥ 16,805,474

[1]	Others mainly include deposits and prepayments for equipment and intangible assets.